RISK MANAGEMENT - Liquid Assets (Details) - Liquidity risk - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
RISK MANAGEMENT
Liquid assets	$ 50,703,906	$ 50,680,823
High quality liquid assets | Cash
RISK MANAGEMENT
Liquid assets	22,728,761	25,273,317
High quality liquid assets | High quality liquid securities
RISK MANAGEMENT
Liquid assets	20,546,711	19,951,771
Other liquid assets | Other securities
RISK MANAGEMENT
Liquid assets	$ 7,428,434	$ 5,455,735